Significant Acquisitions (Details) (Aegean Bunkering USA LLP Acquisition, USD $) In Thousands, unless otherwise specified	Dec. 18, 2013
Aegean Bunkering USA LLP Acquisition
Business Acquisition [Line Items]
Total consideration	$ 30,000
Storage Capacity	250,000